Joint Venture Agreement (Details Narrative) - USD ($) $ in Thousands			6 Months Ended
	Apr. 30, 2020	May 31, 2013	Jun. 30, 2020	Jun. 30, 2019	Feb. 14, 2020
Net receivable due from JV			$ 10
Proceeds from divestiture of JV			$ 36
Joint Venture [Member]
Due from JV					$ 92
Proceeds from divestiture of JV	$ 36
Affiliation Agreement [Member] | Mayo [Member] | Joint Venture [Member]
Aggregate capital contributions		$ 6,000
Investment in joint venture		2,000
Fair value of capital contribution in joint venture		$ 6,000